Summary of Significant Accounting Policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2017 $ / €	Dec. 31, 2017 $ / € ¥ / €	Dec. 31, 2017 $ / € £ / €	Dec. 31, 2017 $ / € SFr / €	Dec. 31, 2017 $ / € CAD / €	Dec. 31, 2017 $ / € AUD / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 $ / € ¥ / €	Dec. 31, 2016 $ / € £ / €	Dec. 31, 2016 $ / € SFr / €	Dec. 31, 2016 $ / € CAD / €	Dec. 31, 2016 $ / € AUD / €	Dec. 31, 2015 $ / €	Dec. 31, 2015 ¥ / €	Dec. 31, 2015 £ / €	Dec. 31, 2015 SFr / €	Dec. 31, 2015 CAD / €	Dec. 31, 2015 AUD / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 £ / €	Dec. 31, 2017 SFr / €	Dec. 31, 2017 CAD / €	Dec. 31, 2017 AUD / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 £ / €	Dec. 31, 2016 SFr / €	Dec. 31, 2016 CAD / €	Dec. 31, 2016 AUD / €
Summary of Significant Accounting Policies
Middle Rate at December 31	1.1993	1.1993	1.1993	1.1993	1.1993	1.1993	1.0541	1.0541	1.0541	1.0541	1.0541	1.0541							135.01	0.8872	1.1702	1.5039	1.5346	123.40	0.8562	1.0739	1.4188	1.4596
Annual Average Exchange Rate	1.1315	126.85	0.8770	1.1159	1.4705	1.4794	1.1045	119.77	0.8206	1.0886	1.4606	1.4850	1.1071	134.12	0.7255	1.0688	1.4227	1.4753